Other Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long Term Investments [Abstract]
Fair value change related to investment	$ 0	$ 0	$ 0
Equity investment without a readily determinable fair value	8,651,000	1,503,000
Equity investment prepayment amount	$ 2,924,000	$ 1,000,000